Summary of Significant Accounting Policies - Schedule of Cash Balances by Geographic Area (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Cash Balances by Geographic Area [Line Items]
Total cash	$ 3,678	$ 19,318
Cash percentage	100.00%	100.00%
United States [Member]
Schedule of Cash Balances by Geographic Area [Line Items]
Total cash	$ 199	$ 7,675
Cash percentage	5.40%	39.70%
United Kingdom [Member]
Schedule of Cash Balances by Geographic Area [Line Items]
Total cash	$ 3,305	$ 11,469
Cash percentage	89.90%	59.40%
Malta [Member]
Schedule of Cash Balances by Geographic Area [Line Items]
Total cash	$ 174	$ 174
Cash percentage	4.70%	0.90%